Long-term investments - Schedule of Long-Term Investments (Detail)			3 Months Ended			6 Months Ended
	Mar. 09, 2018 USD ($) $ / shares	Dec. 20, 2016 MW	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investment carried at fair value									$ 505,596,000		$ 0
Equity-method investees									34,109,000		32,267,000
Other investments									1,607,000		1,686,000
Long-term investments									134,936,000		67,331,000
Long-term investments									640,532,000		67,331,000
Gain (loss) on investments				$ 15,033,000	$ 0	$ (101,971,000)	$ 0
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable									99,220,000		33,378,000
Notes Receivable | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable									96,367,000		30,060,000
Notes Receivable | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable									2,853,000		3,318,000
Interest in Red Lily I Wind Facility
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees									16,945,000		18,174,000
Abengoa-Algonquin Global Energy Solutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees									4,542,000		0
AAGES B.V.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees									4,750,000
AAGES Development Canada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees									250,000
Atlantica
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investment carried at fair value									$ 505,596,000		0
Equity interest	25.00%
Contributions of capital	$ 607,567,000
Equity investment, share price (USD per share) | $ / shares	$ 24.25
Equity investment, contingent payment (USD per share) | $ / shares	$ 0.60
Equity investment, fair value loss	$ 117,254,000
Gain (loss) on investments				15,033		15,283
Income (loss) from equity method investments				8,017		15,784
Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest								50.00%	50.00%
Interest in Amherst Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees									$ 8,867,000		8,921,000
Interest costs capitalized				$ 517	$ 242	$ 739	$ 418
Long-term debt								$ 207,410		$ 133,765
Other Investment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees									$ 3,755,000		$ 5,172,000
Scenario, Forecast | Atlantica
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest			16.50%
Contributions of capital			$ 345,000,000
Equity investment, share price (USD per share) | $ / shares			$ 20.90
Subsidiaries [Member] | Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Project power capacity (megawatt) | MW		75